Goodwill and Acquired Intangible Assets - Acquired Intangible Assets (Parenthetical) (Detail) (Trade Names and Trademarks [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Trade Names and Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization, net	$ 10